Cover	Oct. 03, 2022
Document Information [Line Items]
Entity Registrant Name	Austerlitz Acquisition Corporation II
Document Type	8-K
Document Period End Date	Oct. 03, 2022
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40112
Entity Tax Identification Number	98-1583275
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
City Area Code	702
Local Phone Number	323-7330
Amendment Flag	false
Entity Central Index Key	0001839191
Entity Ex Transition Period	false
Units [Domain]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-fourth of one Warrant
Trading Symbol	ASZ.U
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ASZ
Security Exchange Name	NYSE
Warrants [Domain]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	ASZ WS
Security Exchange Name	NYSE